GOODWILL (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Goodwill			$ 43,324
Discount rate applied to cash flow projections		24.50%	31.50%
Aggregate impairment loss		$ 64,723
Impairment loss on financial assets		43,862
Acquisition Of Salva Rx [Member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 538		$ 43,324	$ 43,324
Consideration paid	28,738
Fair value of identifiable assets acquired	$ 28,200